Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2019		Oct. 31, 2018	Jan. 31, 2018
Basic earnings per common share
Net income attributable to common shareholders	$ 2,107	[1]	$ 2,114	$ 2,249
Weighted average number of common shares outstanding	1,226		1,230	1,199
Basic earnings per common share	$ 1.72	[1]	$ 1.72	$ 1.88
Diluted earnings per common share
Net income attributable to common shareholders	$ 2,107	[1]	$ 2,114	$ 2,249
Dilutive impact of share-based payment options and others	41		20	13
Net income attributable to common shareholders (diluted)	$ 2,148		$ 2,134	$ 2,262
Weighted average number of common shares outstanding	1,226		1,230	1,199
Dilutive impact of share-based payment options and others	29		16	16
Weighted average number of diluted common shares outstanding	1,255		1,246	1,215
Diluted earnings per common share	$ 1.71	[1]	$ 1.71	$ 1.86

[1]	The amounts for the period ended January 31, 2019, have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).